NOTE 10. BORROWED FUNDS FROM CERAVEST INVESTORS	12 Months Ended
Dec. 31, 2015
Note 10. Borrowed Funds From Ceravest Investors
BORROWED FUNDS FROM CERAVEST INVESTORS

A summary of the Company’s borrowed funds from CeraVest investors is as follows:

	Weighted-average interest rate
	December 31,	December 31,		December 31,	December 31,
	2015	2014	Maturities	2015	2014

Borrowed funds from CeraVest investors -CeraVest Fixed (inclusive of interest payable $1,965 and nil as of December 31, 2015 and 2014, respectively)	8.33%	4.74%	January 2016 to June 2016	$97,392	$88

-CeraVest Flex ( inclusive of interest payable $511 and nil as of December 31, 2015 and 2014, respectively)	8.03%	—%	—	105,333	—
Total				$202,725	$88

Borrowed funds from CeraVest investors represents 1) the funds provided by investors through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net; and 2) the funds provided by investors through CeraVest Flex for the investment in the obligation rights generated by the Company on the CeraPay users.